Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of February 28, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Basic Materials (6.6%)
	Dow Inc.	52,380	2,996
	Celanese Corp. Class A	23,885	2,776
	Freeport-McMoRan Inc.	63,376	2,597
	LyondellBasell Industries NV Class A	24,258	2,329
	US Steel Corp.	60,525	1,854
	Tronox Holdings plc Class A	115,366	1,800
	Huntsman Corp.	59,545	1,747
	Reliance Steel & Aluminum Co.	6,433	1,594
	Nucor Corp.	9,135	1,530
*	Cleveland-Cliffs Inc.	67,485	1,439
	Timken Co.	15,629	1,335
	Olin Corp.	22,850	1,320
	Mosaic Co.	24,682	1,313
	Alcoa Corp.	26,348	1,289
	Boise Cascade Co.	18,387	1,271
	UFP Industries Inc.	14,637	1,252
	AdvanSix Inc.	28,592	1,177
	Koppers Holdings Inc.	31,833	1,142
	Steel Dynamics Inc.	8,625	1,088
*	US Silica Holdings Inc.	87,919	1,067
	Ryerson Holding Corp.	28,031	1,007
*	Clearwater Paper Corp.	25,055	967
*	Intrepid Potash Inc.	27,886	883
	Commercial Metals Co.	16,720	865
*	TimkenSteel Corp.	42,190	772
	Newmont Corp.	17,572	766
	CF Industries Holdings Inc.	7,061	606
	SSR Mining Inc. (XTSE)	40,794	557
	Eastman Chemical Co.	6,282	535
	Schnitzer Steel Industries Inc. Class A	15,811	517
	Chemours Co.	15,066	515
	Mueller Industries Inc.	6,836	506
*	Century Aluminum Co.	41,204	497
*	LSB Industries Inc.	33,889	461
	Olympic Steel Inc.	4,156	218
	Mativ Holdings Inc.	8,211	213
	Element Solutions Inc.	8,340	171
	International Paper Co.	3,878	141
	Minerals Technologies Inc.	2,220	135
*	Alto Ingredients Inc.	44,573	130
			43,378

		Shares	Market Value ($000)
Consumer Discretionary (13.4%)
	General Motors Co.	142,555	5,523
	Ford Motor Co.	428,482	5,172
	Lennar Corp. Class A	33,506	3,241
	Fox Corp. Class B	81,051	2,614
	Toll Brothers Inc.	42,629	2,555
*	Alaska Air Group Inc.	47,635	2,278
*	Taylor Morrison Home Corp. Class A	62,921	2,255
	U-Haul Holding Co.	38,504	2,142
*	JetBlue Airways Corp.	252,883	2,099
	Macy's Inc.	98,173	2,009
*	Perdoceo Education Corp.	135,309	1,865
	BorgWarner Inc. (XNYS)	36,959	1,858
	Fox Corp. Class A	47,002	1,646
	MDC Holdings Inc.	41,490	1,535
*	United Airlines Holdings Inc.	29,390	1,527
*	Goodyear Tire & Rubber Co.	130,496	1,482
	Dana Inc.	88,443	1,401
*	American Airlines Group Inc.	84,767	1,355
	Group 1 Automotive Inc.	6,005	1,328
	H&R Block Inc.	35,544	1,308
	Foot Locker Inc.	28,690	1,254
	Marriott Vacations Worldwide Corp.	8,056	1,233
*	Delta Air Lines Inc.	31,309	1,200
	PVH Corp.	14,475	1,162
*	PROG Holdings Inc.	46,852	1,158
*	Brinker International Inc.	30,211	1,148
*	Penn Entertainment Inc.	36,315	1,109
	Bath & Body Works Inc.	26,955	1,102
	Travel + Leisure Co.	25,491	1,069
*	Asbury Automotive Group Inc.	4,504	1,023
	Harley-Davidson Inc.	21,396	1,017
	La-Z-Boy Inc.	30,026	972
	Tempur Sealy International Inc.	20,864	892
*	AMC Networks Inc. Class A	39,272	878
	Matthews International Corp. Class A	22,991	877
*	SeaWorld Entertainment Inc.	13,433	868
*	Allegiant Travel Co.	8,454	867
*	Chico's FAS Inc.	147,021	845
	Upbound Group Inc.	31,198	838
	Dine Brands Global Inc.	10,609	813
	Scholastic Corp.	17,647	805
*	iHeartMedia Inc. Class A	109,915	798
	News Corp. Class A	46,033	790
*	Tri Pointe Homes Inc.	32,780	782
*	ODP Corp.	16,986	769
*	Qurate Retail Inc. Series A	331,968	701
*	Adtalem Global Education Inc.	17,819	697
*	Cars.com Inc.	36,008	691
*	EW Scripps Co. Class A	54,744	691
*	M/I Homes Inc.	11,469	663
	Boyd Gaming Corp.	10,006	652
	Rush Enterprises Inc. Class A	10,870	616
	Sinclair Broadcast Group Inc. Class A	37,704	614
*	Container Store Group Inc.	137,402	598
*	American Axle & Manufacturing Holdings Inc.	66,990	590
*	Green Brick Partners Inc.	18,753	585
*	Tilly's Inc. Class A	60,689	527

		Shares	Market Value ($000)
*	Malibu Boats Inc. Class A	8,428	504
*	Six Flags Entertainment Corp.	19,023	502
	Gray Television Inc.	42,394	496
*	Capri Holdings Ltd.	9,748	483
	Designer Brands Inc. Class A	44,988	440
*	Hovnanian Enterprises Inc. Class A	6,019	410
	Haverty Furniture Cos. Inc.	10,765	406
	Movado Group Inc.	11,135	386
*	MarineMax Inc.	11,424	384
*	Tupperware Brands Corp.	93,252	382
*	Hilton Grand Vacations Inc.	7,529	359
	LKQ Corp.	6,012	344
	Caleres Inc.	12,789	334
*	Sportsman's Warehouse Holdings Inc.	36,624	329
	Graham Holdings Co. Class B	506	317
	A-Mark Precious Metals Inc.	10,654	312
*	Fossil Group Inc.	66,514	288
	Lennar Corp. Class B	3,396	277
	Shoe Carnival Inc.	10,353	273
	eBay Inc.	5,648	259
	PulteGroup Inc.	4,662	255
	Oxford Industries Inc.	2,158	254
	Strategic Education Inc.	2,782	237
*	Chegg Inc.	12,663	201
*	Gannett Co. Inc.	65,450	198
	Aaron's Co. Inc.	13,233	190
	Signet Jewelers Ltd.	2,478	178
*	Universal Electronics Inc.	13,220	168
	Hibbett Inc.	2,270	163
	Lear Corp.	1,161	162
*	Meritage Homes Corp.	1,481	162
*	WW International Inc.	44,012	161
[1]	Big 5 Sporting Goods Corp.	18,142	160
	Omnicom Group Inc.	1,712	155
*	Vera Bradley Inc.	25,498	135
	Nexstar Media Group Inc. Class A	658	122
*	AutoZone Inc.	44	109
*	Build-A-Bear Workshop Inc.	4,227	89
	Buckle Inc.	1,942	79
			87,750
Consumer Staples (6.8%)
	CVS Health Corp.	69,664	5,820
	McKesson Corp.	16,411	5,741
	Kraft Heinz Co.	131,408	5,117
	Altria Group Inc.	104,018	4,830
	J M Smucker Co.	22,006	3,254
	Archer-Daniels-Midland Co.	39,134	3,115
	General Mills Inc.	27,646	2,198
	Tyson Foods Inc. Class A	30,713	1,819
*	Herbalife Nutrition Ltd.	91,971	1,780
	Molson Coors Beverage Co. Class B	28,383	1,510
	Conagra Brands Inc.	32,685	1,190
	Walgreens Boots Alliance Inc.	31,994	1,137
	Philip Morris International Inc.	11,365	1,106
	Cal-Maine Foods Inc.	18,693	1,062
	Vector Group Ltd.	54,585	724
	Kroger Co.	14,530	627
	ACCO Brands Corp.	101,369	575

		Shares	Market Value ($000)
	Fresh Del Monte Produce Inc.	15,038	470
	Edgewell Personal Care Co.	9,540	407
	Seaboard Corp.	97	383
	SpartanNash Co.	13,977	374
*	Pilgrim's Pride Corp.	11,472	268
*	United Natural Foods Inc.	5,941	242
*	TreeHouse Foods Inc.	4,679	228
	Ingles Markets Inc. Class A	2,500	224
	Ingredion Inc.	2,185	217
			44,418
Energy (15.0%)
	Exxon Mobil Corp.	61,533	6,763
	Chevron Corp.	41,643	6,695
	Marathon Petroleum Corp.	50,477	6,239
	Phillips 66	56,600	5,805
	Pioneer Natural Resources Co.	24,687	4,948
	ConocoPhillips	47,438	4,903
	EOG Resources Inc.	35,660	4,030
	Occidental Petroleum Corp.	67,018	3,925
	Valero Energy Corp.	29,078	3,830
	Devon Energy Corp.	53,787	2,900
	Williams Cos. Inc.	92,504	2,784
	Cheniere Energy Inc.	13,388	2,106
	Kinder Morgan Inc.	122,234	2,085
	Diamondback Energy Inc.	13,641	1,918
	Chord Energy Corp.	14,010	1,886
	Coterra Energy Inc.	71,750	1,792
	Civitas Resources Inc.	23,797	1,670
	DTE Midstream LLC	32,969	1,655
	Liberty Energy Inc. Class A	100,301	1,530
*	ProPetro Holding Corp.	171,369	1,510
*	Antero Resources Corp.	56,615	1,483
*	Southwestern Energy Co.	267,664	1,419
*	Callon Petroleum Co.	36,093	1,399
	SM Energy Co.	39,636	1,170
	Murphy Oil Corp.	29,539	1,153
	EQT Corp.	33,246	1,103
*	W&T Offshore Inc.	189,217	1,062
	Marathon Oil Corp.	41,546	1,045
	Warrior Met Coal Inc.	27,134	1,038
	Berry Corp.	106,960	1,009
	Ovintiv Inc. (XNYS)	23,250	994
	HF Sinclair Corp.	19,242	957
	PDC Energy Inc.	12,423	834
	Delek US Holdings Inc.	32,993	830
	SunCoke Energy Inc.	85,710	815
	Matador Resources Co.	14,918	802
	CONSOL Energy Inc.	13,877	759
	California Resources Corp.	17,795	751
*	Talos Energy Inc.	40,458	721
	Range Resources Corp.	26,696	719
	Ramaco Resources Inc.	66,240	659
*	Bristow Group Inc.	23,842	649
*	Golar LNG Ltd.	27,029	617
*	Par Pacific Holdings Inc.	21,909	609
	World Fuel Services Corp.	22,174	609
	Helmerich & Payne Inc.	13,514	569
	PBF Energy Inc. Class A	12,681	554

		Shares	Market Value ($000)
	Archrock Inc.	45,355	502
*	Helix Energy Solutions Group Inc.	58,284	483
	Equitrans Midstream Corp.	69,897	421
*	Kosmos Energy Ltd.	53,320	420
	Baker Hughes Co. Class A	13,183	403
*	Denbury Inc.	4,504	375
*	REX American Resources Corp.	11,027	364
*	NexTier Oilfield Solutions Inc.	39,582	361
	Alpha Metallurgical Resources Inc.	1,932	324
*	SandRidge Energy Inc.	19,447	284
	VAALCO Energy Inc.	57,405	269
*	Centrus Energy Corp. Class A	4,363	195
	Antero Midstream Corp.	15,349	162
*	Gulfport Energy Corp.	2,449	162
*	Vital Energy Inc.	2,583	133
			98,161
Financials (24.6%)
	Bank of New York Mellon Corp.	68,437	3,482
	Prudential Financial Inc.	34,537	3,454
	Travelers Cos. Inc.	18,005	3,333
	MetLife Inc.	42,946	3,081
	American International Group Inc.	45,885	2,804
	US Bancorp	57,776	2,758
	PacWest Bancorp	99,135	2,751
	Unum Group	59,456	2,649
	Goldman Sachs Group Inc.	7,462	2,624
	Citigroup Inc.	51,218	2,596
	Bank of America Corp.	74,902	2,569
	Essent Group Ltd.	58,615	2,518
	Truist Financial Corp.	53,598	2,516
	PNC Financial Services Group Inc.	15,286	2,414
	Morgan Stanley	24,766	2,390
	OceanFirst Financial Corp.	97,297	2,308
	Wells Fargo & Co.	47,773	2,234
	Old National Bancorp	111,715	1,974
	Heartland Financial USA Inc.	39,754	1,965
	Chubb Ltd.	9,135	1,928
	OneMain Holdings Inc.	43,526	1,876
	S&T Bancorp Inc.	47,902	1,785
	Aflac Inc.	26,138	1,781
	Provident Financial Services Inc.	72,842	1,701
*	Genworth Financial Inc. Class A	272,755	1,699
	Prosperity Bancshares Inc.	22,836	1,678
	Enterprise Financial Services Corp.	30,091	1,639
	Janus Henderson Group plc	59,326	1,629
	JPMorgan Chase & Co.	11,204	1,606
	FNB Corp.	108,501	1,548
	MGIC Investment Corp.	110,077	1,515
	WesBanco Inc.	41,609	1,504
	Radian Group Inc.	70,348	1,502
	Hope Bancorp Inc.	117,011	1,499
	Washington Federal Inc.	42,675	1,497
*	Enstar Group Ltd.	6,029	1,474
	Affiliated Managers Group Inc.	9,147	1,458
	RenaissanceRe Holdings Ltd.	6,743	1,449
	Renasant Corp.	39,911	1,436
	First Financial Bancorp	53,858	1,327
	Reinsurance Group of America Inc.	9,159	1,323

		Shares	Market Value ($000)
*	Brighthouse Financial Inc.	22,827	1,320
	Dime Community Bancshares Inc.	42,312	1,296
	Jefferies Financial Group Inc.	32,999	1,247
	Navient Corp.	66,465	1,200
	Allstate Corp.	9,280	1,195
	PennyMac Financial Services Inc.	19,598	1,185
	Hancock Whitney Corp.	24,023	1,180
	Fulton Financial Corp.	68,388	1,176
	Eagle Bancorp Inc.	26,135	1,145
*	NMI Holdings Inc. Class A	48,818	1,139
	Everest Re Group Ltd.	2,953	1,134
	Regions Financial Corp.	48,512	1,131
	Axis Capital Holdings Ltd.	18,546	1,126
	Webster Financial Corp.	20,498	1,089
	First Citizens BancShares Inc. Class A	1,471	1,079
	Jackson Financial Inc. Class A	23,421	1,063
	Cadence Bank	40,038	1,063
	Citizens Financial Group Inc.	24,311	1,015
	Bank OZK	22,019	1,014
	Atlantic Union Bankshares Corp.	26,963	1,010
	Signature Bank	8,619	992
	Towne Bank	32,119	974
	Ameris Bancorp	20,281	971
	Old Republic International Corp.	35,929	947
	Charles Schwab Corp.	11,877	925
	First Interstate BancSystem Inc. Class A	25,493	906
	First Busey Corp.	37,071	895
*	Enova International Inc.	18,232	889
	Trustmark Corp.	29,665	872
	Nelnet Inc. Class A	8,923	838
	Synovus Financial Corp.	19,894	832
	Carlyle Group Inc.	24,172	832
	Zions Bancorp NA	16,044	812
	Universal Insurance Holdings Inc.	41,722	806
	M&T Bank Corp.	5,113	794
	Peoples Bancorp Inc.	24,910	775
	Stifel Financial Corp.	11,552	772
	CNA Financial Corp.	17,586	770
	Pinnacle Financial Partners Inc.	10,275	761
	Lincoln National Corp.	23,948	760
	Univest Financial Corp.	26,716	753
	Brookline Bancorp Inc.	57,673	747
	First Financial Corp.	16,765	737
	Cathay General Bancorp	17,048	732
	First Bancorp (XNGS)	17,592	730
	SouthState Corp.	9,032	729
	Globe Life Inc.	5,971	727
	Fidelity National Financial Inc.	17,914	714
	Huntington Bancshares Inc.	46,063	706
	TrustCo Bank Corp. NY	18,720	701
	United Bankshares Inc.	16,485	672
	BOK Financial Corp.	6,179	647
	ConnectOne Bancorp Inc.	26,325	638
	Associated Banc-Corp.	27,109	628
	Flushing Financial Corp.	32,104	625
	First Commonwealth Financial Corp.	38,004	608
	Selective Insurance Group Inc.	5,965	606
	Premier Financial Corp.	24,420	606

		Shares	Market Value ($000)
	NBT Bancorp Inc.	14,823	602
	Banc of California Inc.	34,204	600
*	Berkshire Hathaway Inc. Class B	1,960	598
	Primerica Inc.	3,048	585
	Franklin Resources Inc.	19,791	583
	Independent Bank Corp. (XNGS)	7,215	575
	Western Alliance Bancorp	7,581	563
	KeyCorp	30,671	561
	TriCo Bancshares	10,963	554
	OFG Bancorp	18,151	552
	Valley National Bancorp	47,595	551
	First American Financial Corp.	9,676	549
	Popular Inc.	7,673	548
*	Customers Bancorp Inc.	17,703	545
	Pathward Financial Inc.	10,685	545
	Raymond James Financial Inc.	4,996	542
	Heritage Financial Corp.	19,226	536
	Hartford Financial Services Group Inc.	6,483	507
*	StoneX Group Inc.	4,989	503
	Principal Financial Group Inc.	5,562	498
	Pacific Premier Bancorp Inc.	15,262	495
	Simmons First National Corp. Class A	22,030	490
	Equitable Holdings Inc.	15,485	487
*	Axos Financial Inc.	9,579	454
	American Equity Investment Life Holding Co.	10,672	444
	1st Source Corp.	8,879	442
*	Nicolet Bankshares Inc.	5,939	442
*	SVB Financial Group	1,516	437
	Sandy Spring Bancorp Inc.	12,471	411
*	Eastern Bankshares Inc.	26,085	409
	Invesco Ltd.	22,667	400
	Berkshire Hills Bancorp Inc.	13,707	398
	Comerica Inc.	5,379	377
	Northfield Bancorp Inc.	23,218	342
	Banner Corp.	5,235	330
	BGC Partners Inc. Class A	65,413	318
	Horizon Bancorp Inc.	18,755	285
	Bank of NT Butterfield & Son Ltd.	7,889	285
	Northwest Bancshares Inc.	19,984	276
	Discover Financial Services	2,291	257
	Stewart Information Services Corp.	6,033	256
	First Merchants Corp.	6,166	252
	CNO Financial Group Inc.	9,554	245
*	Markel Corp.	181	241
*	SiriusPoint Ltd.	27,703	197
	First Foundation Inc.	12,736	192
	State Street Corp.	2,152	191
	Veritex Holdings Inc.	6,851	183
	East West Bancorp Inc.	2,279	174
	Cullen/Frost Bankers Inc.	1,274	168
	HarborOne Bancorp Inc.	11,852	162
	Employers Holdings Inc.	3,601	160
	Home BancShares Inc.	6,653	160
*	LendingClub Corp.	16,974	160
	SLM Corp.	10,644	153
	Hanover Insurance Group Inc.	1,077	150
*	Mr Cooper Group Inc.	3,205	149
	QCR Holdings Inc.	2,786	149

		Shares	Market Value ($000)
	Byline Bancorp Inc.	5,897	145
	Federal Agricultural Mortgage Corp. Class C	1,023	145
	First BanCorp (XNYS)	9,564	139
	Enact Holdings Inc.	5,610	136
*	Metropolitan Bank Holding Corp.	2,424	135
	Origin Bancorp Inc.	3,545	134
	Preferred Bank	1,859	131
	First Bancorp Inc. (XNMS)	4,085	128
	Amalgamated Financial Corp.	5,416	128
	HomeStreet Inc.	4,938	125
*	Arch Capital Group Ltd.	1,484	104
			161,178
Health Care (7.7%)
	Cigna Group	15,846	4,629
	Bristol-Myers Squibb Co.	64,999	4,482
	HCA Healthcare Inc.	18,017	4,386
	Merck & Co. Inc.	37,553	3,990
*	Centene Corp.	52,529	3,593
*	Syneos Health Inc.	78,795	3,169
	Pfizer Inc.	59,633	2,419
*	Elanco Animal Health Inc. (XNYS)	196,104	2,249
	Gilead Sciences Inc.	24,257	1,953
	DENTSPLY SIRONA Inc.	49,919	1,900
*	QuidelOrtho Corp.	20,827	1,811
*	Regeneron Pharmaceuticals Inc.	2,336	1,776
	Organon & Co.	56,331	1,380
	Universal Health Services Inc. Class B	10,122	1,352
	Premier Inc. Class A	41,384	1,332
*	Jazz Pharmaceuticals plc	9,389	1,318
*	Cardinal Health Inc.	17,380	1,316
	Elevance Health Inc.	2,400	1,127
*	Owens & Minor Inc.	64,126	983
*	United Therapeutics Corp.	3,719	915
*	Tenet Healthcare Corp.	14,248	834
	Humana Inc.	1,451	718
*	Emergent BioSolutions Inc.	51,661	640
*	Avanos Medical Inc.	13,325	374
*	Eagle Pharmaceuticals Inc.	10,270	288
	Quest Diagnostics Inc.	2,020	280
*	Pediatrix Medical Group Inc.	16,479	259
*	Computer Programs and Systems Inc.	8,288	249
*	Amneal Pharmaceuticals Inc.	108,040	223
*	Biogen Inc.	810	219
*	iTeos Therapeutics Inc.	11,076	196
*	Prestige Consumer Healthcare Inc.	2,248	135
			50,495
Industrials (14.3%)
	Fidelity National Information Services Inc.	78,412	4,969
	FedEx Corp.	19,693	4,002
	Capital One Financial Corp.	31,276	3,412
*	Fiserv Inc.	26,325	3,030
	Berry Global Group Inc.	47,333	2,939
	Ryder System Inc.	27,935	2,735
	Air Lease Corp. Class A	62,193	2,692
*	Builders FirstSource Inc.	28,348	2,403
	ManpowerGroup Inc.	27,701	2,351
	Synchrony Financial	59,964	2,141

		Shares	Market Value ($000)
	Bread Financial Holdings Inc.	48,418	1,989
*	Mohawk Industries Inc.	19,121	1,967
	Scorpio Tankers Inc.	32,526	1,963
	Owens Corning	18,027	1,763
	General Dynamics Corp.	7,574	1,726
	Triton International Ltd.	24,887	1,716
	International Seaways Inc.	33,074	1,701
	Knight-Swift Transportation Holdings Inc.	27,835	1,582
*	Atkore Inc.	10,798	1,577
	ArcBest Corp.	15,772	1,517
	Genco Shipping & Trading Ltd.	79,397	1,512
	Patrick Industries Inc.	19,270	1,404
*	GXO Logistics Inc.	27,924	1,384
	Schneider National Inc. Class B	48,311	1,356
	Louisiana-Pacific Corp.	22,814	1,335
	Westrock Co.	42,487	1,334
	Matson Inc.	19,486	1,296
	MDU Resources Group Inc.	37,200	1,185
	Global Payments Inc.	10,076	1,131
	MKS Instruments Inc.	11,608	1,125
	Dorian LPG Ltd.	49,255	1,081
*	Teekay Tankers Ltd. Class A	23,693	1,070
*	Titan Machinery Inc.	22,979	1,052
*	Alight Inc. Class A	108,669	1,043
*	BlueLinx Holdings Inc.	11,890	1,003
	SFL Corp. Ltd.	90,548	934
*	American Woodmark Corp.	18,268	931
	Ardmore Shipping Corp.	50,033	908
	Allison Transmission Holdings Inc.	17,720	842
*	Manitowoc Co. Inc.	44,307	838
	DHT Holdings Inc.	71,782	831
*	PayPal Holdings Inc.	11,052	813
	Graphic Packaging Holding Co.	33,612	800
	Quanex Building Products Corp.	30,310	787
	Moog Inc. Class A	7,750	764
	L3Harris Technologies Inc.	3,595	759
*	Conduent Inc.	190,210	757
	Trinseo plc	31,997	742
	United Rentals Inc.	1,574	737
*	O-I Glass Inc.	32,683	726
*	JELD-WEN Holding Inc.	47,646	627
	Brunswick Corp.	7,162	626
	Textron Inc.	8,190	594
*	XPO Inc.	17,174	573
	PACCAR Inc.	7,860	567
*	Gates Industrial Corp. plc	39,622	556
*	CoreCivic Inc.	56,784	551
	Safe Bulkers Inc.	140,386	526
	Costamare Inc.	49,383	519
*	Sterling Infrastructure Inc.	13,416	516
	Greif Inc. Class A	6,625	471
	Covenant Logistics Group Inc. Class A	13,495	468
*	AMN Healthcare Services Inc.	4,832	435
	Korn Ferry	6,944	388
*	BrightView Holdings Inc.	60,662	383
	REV Group Inc.	32,785	383
*	Air Transport Services Group Inc.	17,234	361
*	Repay Holdings Corp. Class A	41,957	356

		Shares	Market Value ($000)
*	WESCO International Inc.	2,093	347
*	Tutor Perini Corp.	41,882	340
	Deluxe Corp.	18,395	339
*	StoneCo. Ltd. Class A	39,461	336
	Acuity Brands Inc.	1,669	324
	Textainer Group Holdings Ltd.	9,783	322
*	GMS Inc.	4,945	300
	Kelly Services Inc. Class A	16,963	284
*	Green Dot Corp. Class A	13,362	253
*	DXP Enterprises Inc.	8,361	242
	Resources Connection Inc.	12,511	226
*	First Advantage Corp.	14,632	212
	Insteel Industries Inc.	7,030	209
	ADT Inc.	27,059	204
	Kronos Worldwide Inc.	17,253	195
*	Summit Materials Inc. Class A	6,051	179
	Heidrick & Struggles International Inc.	4,876	167
	Werner Enterprises Inc.	3,594	167
*	Hub Group Inc. Class A	1,756	161
	Raytheon Technologies Corp.	1,572	154
*	Resideo Technologies Inc.	7,925	145
*	Hireright Holdings Corp.	11,689	129
	3M Co.	1,142	123
	Griffon Corp.	2,980	109
	Norfolk Southern Corp.	485	109
	Herc Holdings Inc.	624	90
			93,221
Real Estate (0.4%)
*	Anywhere Real Estate Inc.	164,091	950
	Newmark Group Inc. Class A	118,056	947
*	Jones Lang LaSalle Inc.	3,300	576
	RE/MAX Holdings Inc. Class A	7,747	143
			2,616
Technology (6.7%)
	HP Inc.	118,112	3,487
*	Meta Platforms Inc. Class A	15,841	2,771
*	Coherent Corp.	59,906	2,584
*	Synaptics Inc.	20,604	2,423
	Skyworks Solutions Inc.	19,940	2,225
*	NCR Corp.	83,998	2,144
*	Magnite Inc.	191,015	2,126
*	DXC Technology Co.	73,359	2,035
	Vishay Intertechnology Inc.	79,623	1,690
*	Semtech Corp.	48,127	1,483
	Xerox Holdings Corp.	87,009	1,435
	Hewlett Packard Enterprise Co.	89,615	1,399
*	Qorvo Inc.	12,457	1,257
*	TTM Technologies Inc.	94,154	1,251
	Oracle Corp.	12,497	1,092
*	Alpha & Omega Semiconductor Ltd.	36,828	984
*	Ziff Davis Inc.	11,489	907
*	Ultra Clean Holdings Inc.	28,117	896
	Science Applications International Corp.	8,342	890
*	CACI International Inc. Class A	2,924	857
	Adeia Inc.	85,796	846
	Jabil Inc.	9,985	829
	Micron Technology Inc.	14,249	824

		Shares	Market Value ($000)
	International Business Machines Corp.	6,350	821
*	Photronics Inc.	37,768	665
	Amdocs Ltd.	6,658	610
*	Dropbox Inc. Class A	29,789	608
	Dell Technologies Inc. Class C	13,418	545
*	Digital Turbine Inc.	49,925	536
*	ScanSource Inc.	16,790	523
	SS&C Technologies Holdings Inc.	8,126	477
*	Sanmina Corp.	6,417	388
*	Unisys Corp.	69,391	346
*	Cohu Inc.	9,085	338
	Cognizant Technology Solutions Corp. Class A	4,192	262
*	Arrow Electronics Inc.	2,080	245
*	NetScout Systems Inc.	8,014	228
*	Kyndryl Holdings Inc.	13,213	207
*	Upland Software Inc.	27,426	159
*	SolarWinds Corp.	17,481	149
*	Consensus Cloud Solutions Inc.	2,966	122
			43,664
Telecommunications (3.9%)
	AT&T Inc.	333,383	6,304
	Verizon Communications Inc.	152,575	5,922
	Comcast Corp. Class A	139,608	5,189
*	Charter Communications Inc. Class A	9,598	3,528
*	Liberty Latin America Ltd. Class C	126,349	1,109
	Telephone and Data Systems Inc.	62,244	790
*	United States Cellular Corp.	28,598	690
*	Altice USA Inc. Class A	156,524	620
*	CommScope Holding Co. Inc.	51,665	374
	Cisco Systems Inc.	7,173	347
*	Liberty Latin America Ltd. Class A	39,059	345
*	Consolidated Communications Holdings Inc.	38,451	117
			25,335
Utilities (0.1%)
*	Harsco Corp.	41,465	351
Total Common Stocks (Cost $618,172)			650,567
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.640% (Cost $2,151)	21,512	2,151
Total Investments (99.8%) (Cost $620,323)			652,718
Other Assets and Liabilities—Net (0.2%)			1,097
Net Assets (100%)			653,815
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $158,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $179,000 was received for securities on loan, of which $178,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2023	10	1,988	(63)
Micro E-mini S&P 500 Index	March 2023	16	318	(4)
				(67)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.